Fees and Expenses - Tactical Multi-Purpose Fund	Dec. 18, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Management Fees[1]	0.25%
Other Expenses	644.85%
Acquired Fund Fees and Expenses[2]	0.10%
Total Annual Fund Operating Expenses	645.20%
Fee Waiver and/or Expense Reimbursement[3]	(644.10)%
Net Annual Fund Operating Expenses	1.10%

1	Fisher Asset Management, LLC d/b/a Fisher Investments (the “Adviser”) has voluntarily agreed to waive the management fee for the Fund because a substantial portion of the assets invested in the Fund is expected to be from client accounts separately managed by the Adviser.

2	Acquired Fund Fees and Expenses are fees and expenses incurred by the Fund in connection with its investments in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

3	The Adviser has contractually agreed to waive its management fee and/or to reimburse the Fund’s other expenses in order to limit total annual Fund operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2030 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees (the “Board”); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon sixty days’ written notice to the Adviser. Each expense payment by the Adviser (but not management fee waiver) is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of recoupment.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the Adviser’s agreement to waive fees and/or reimburse expenses for one-, three- and five-years only. Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$112	$350	$606	$39,667

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	none